May 1, 2006


VIA EDGAR
---------


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


RE:      Van Eck Worldwide Insurance Trust
         File Nos. 033-13019 and 811-05083
         Post-Effective Amendment No. 33

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant for the Prospectuses for the Initial Class and Class R1 and the Statement of Additional Information for the Initial Class, Class R1 and the S Class, do not differ from those contained in Post-Effective Amendment No. 33 ("PEA No. 33") to its Registration Statement on Form N-1A. PEA No. 33 was electronically filed under Rule 485(b) on April 28, 2006.

If you have any questions or comments concerning the filing, please contact me at 212-293-2031.

Very truly yours,

/s/ Joseph J. McBrien

Joseph J. McBrien
General Counsel, Senior Vice President and Secretary